Finance Receivables Held for Sale	12 Months Ended
Dec. 31, 2017
Receivables Held-for-sale [Abstract]
Finance Receivables Held for Sale
Finance Receivables Held for Sale

We report finance receivables held for sale of $132 million at December 31, 2017 and $153 million at December 31, 2016, which are carried at the lower of cost or fair value and consist entirely of real estate loans. At December 31, 2017 and 2016, the fair value of our finance receivables held for sale exceeded the cost. We used the aggregate basis to determine the lower of cost or fair value of finance receivables held for sale.

See Note 3 for more information regarding our accounting policy for finance receivables held for sale.

SPRINGCASTLE PORTFOLIO

During March of 2016, we transferred $1.6 billion of loans of the SpringCastle Portfolio from held for investment to held for sale and simultaneously sold our interests in these finance receivables held for sale on March 31, 2016 in the SpringCastle Interests Sale and recorded a net gain in other revenues at the time of sale of $167 million.

PERSONAL LOANS

During 2015, we transferred $608 million of personal loans from held for investment to held for sale. On May 2, 2016, we sold personal loans held for sale with a carrying value of $602 million and recorded a net gain in other revenues at the time of sale of $22 million.

REAL ESTATE LOANS

On November 30, 2016, we transferred $50 million of real estate loans from held for investment to held for sale. In connection with the December 2016 Real Estate Loan Sale, we sold a portfolio of first and second lien mortgage loans with a carrying value of $58 million and recorded a net loss in other revenues of less than $1 million.

On June 30, 2016, we transferred $257 million of real estate loans from held for investment to held for sale. In connection with the August 2016 Real Estate Loan Sale, we sold a portfolio of second lien mortgage loans with a carrying value of $250 million and recorded a net loss in other revenues of $4 million.

We did not have any other material transfer activity to or from finance receivables held for sale during 2017, 2016 or 2015.